Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2014		2013		2012
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$9,087.0	$683.0	$8,601.5	$542.9	$8,103.9	$338.9
Direct	7,474.0	423.4	6,740.1	473.9	6,264.2	289.5
Total Personal Lines[1]	16,561.0	1,106.4	15,341.6	1,016.8	14,368.1	628.4
Commercial Lines	1,837.5	315.8	1,761.6	114.1	1,649.0	86.3
Other indemnity	0	(11.9)	0.2	(10.8)	0.9	(5.8)
Total underwriting operations	18,398.5	1,410.3	17,103.4	1,120.1	16,018.0	708.9
Fees and other revenues[2]	309.1	NA	291.8	NA	281.8	NA
Service businesses	56.0	5.1	39.6	0.8	36.1	0
Investments[3]	632.6	613.7	740.4	721.6	749.8	734.4
Gains (losses) on extinguishment of debt	(4.8)	(4.8)	(4.3)	(4.3)	(1.8)	(1.8)
Interest expense	NA	(116.9)	NA	(118.2)	NA	(123.8)
Consolidated total	$19,391.4	$1,907.4	$18,170.9	$1,720.0	$17,083.9	$1,317.7

NA = Not Applicable
[1] Personal auto insurance accounted for 92% of the total Personal Lines segment net premiums earned in 2014, compared to 91% in 2013 and 2012; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations
Following are the underwriting margins/combined ratios for our underwriting operations for the years ended December 31:

	2014		2013		2012
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	7.5%	92.5	6.3%	93.7	4.2%	95.8
Direct	5.7	94.3	7.0	93.0	4.6	95.4
Total Personal Lines	6.7	93.3	6.6	93.4	4.4	95.6
Commercial Lines	17.2	82.8	6.5	93.5	5.2	94.8
Other indemnity[1]	NM	NM	NM	NM	NM	NM
Total underwriting operations	7.7	92.3	6.5	93.5	4.4	95.6

[1] Underwriting margins/combined ratios are not meaningful (NM) for our other indemnity businesses due to the low level of premiums earned by, and the variability of loss costs in, such businesses.